Summary of Significant Accounting Policies - Impairment of Long-Lived Assets and Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment of Long-Lived Assets
Impairment of long lived assets	$ 0	$ 0
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	0	0
Accrued interest or penalties related to uncertain tax positions	0	0
Interest or penalties related to uncertain tax positions expensed	$ 0	$ 0